Trademarks, Goodwill and Other Intangibles (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Amortization of Intangible Assets	$ 132,000	$ 132,000	$ 136,000	$ 263,000	$ 264,000	$ 529,000
Business Acquisition Purchase Price Allocation Goodwill	$ 12,371,000		$ 12,371,000	$ 12,371,000		$ 12,371,000